Loans Receivable And Allowance For Credit Losses (Narrative) (Details) (USD $)	12 Months Ended
	Sep. 30, 2011	Sep. 30, 2010	Sep. 30, 2009
Accounts, Notes, Loans and Financing Receivable [Line Items]
Percentage of potential loan purchases reviewed for compliance with internal underwriting standards, minimum	25.00%
Loans with unpaid principal amounts on nonaccrual status	$ 26,500,000	$ 32,000,000	$ 30,900,000
Gross interest income lost on nonaccrual status loans	643,000	766,000	603,000
Loan-to-value ratio for securing multi-family and commercial real estate loans, maximum	80.00%
Other Classified Assets	10,300,000
Financing Receivable, Modifications, Recorded Investment	50,291,000
Recorded Investment	1,353,000
TDR classified as impaired	46,100,000
TDR not classified as impaired	4,200,000
Financing Receivable Allowance For Credit Losses Related To TDR	960,000
Commercial real estate and business loans originated and refinanced	892,000	13,100,000	15,300,000
Net gain on sale of LHFS	298,000	1,800,000	2,200,000
Serviced loans for others, aggregated amount	526,300,000	681,100,000
Escrow balances on loans serviced for others	7,500,000	9,000,000
Maximum disbursement of real estate loans to one borrower, as percentage of unimpaired capital of borrower	15.00%
Lower range for maximum disbursement of real estate loans to one borrower, amount	500,000
Maximum loan disbursement to executive officers as percentage of stockholder's equity	5.00%	5.00%
Restructurings Due To Financial Difficulties [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Financing Receivable, Modifications, Recorded Investment	30,667,000
Loan Endorsement Program [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Financing Receivable, Modifications, Recorded Investment	19,624,000
30-89 Days [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Recorded Investment	2,600,000
Over 90 Days [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Recorded Investment	2,900,000
Seven Loans [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Recorded Investment	$ 812,000